Schedule of Investments (unaudited)
July 31, 2025
iShares® iBonds® Dec 2028 Term Corporate ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.1%
Interpublic Group of Companies Inc. (The), 4.65%, 10/01/28(a)	$3,256	$3,257,599
Aerospace & Defense — 2.3%
Boeing Co. (The)
3.25%, 02/01/28	6,306	6,105,694
3.25%, 03/01/28	1,996	1,929,652
3.45%, 11/01/28	2,226	2,143,720
General Dynamics Corp., 3.75%, 05/15/28(a)	6,060	6,001,871
HEICO Corp., 5.25%, 08/01/28	3,475	3,542,739
Howmet Aerospace Inc., 6.75%, 01/15/28(a)	1,943	2,041,173
L3Harris Technologies Inc.
4.40%, 06/15/28	4,992	4,987,844
4.40%, 06/15/28(a)	5,242	5,242,599
Lockheed Martin Corp.
4.15%, 08/15/28	2,840	2,833,100
4.45%, 05/15/28	3,610	3,630,704
Northrop Grumman Corp., 3.25%, 01/15/28(a)	10,994	10,717,093
RTX Corp., 4.13%, 11/16/28(a)	16,504	16,389,092
		65,565,281
Agriculture — 1.4%
Altria Group Inc.
4.88%, 02/04/28	1,435	1,448,070
6.20%, 11/01/28	3,351	3,517,508
BAT Capital Corp., 2.26%, 03/25/28	9,653	9,116,729
BAT International Finance PLC, 4.45%, 03/16/28	5,601	5,582,707
Bunge Ltd. Finance Corp., 4.10%, 01/07/28(a)	2,530	2,509,254
Philip Morris International Inc.
3.13%, 03/02/28(a)	2,519	2,445,223
4.13%, 04/28/28	3,950	3,923,600
4.88%, 02/15/28	9,035	9,145,367
5.25%, 09/07/28	3,745	3,838,375
		41,526,833
Airlines — 0.6%
American Airlines Pass-Through Trust
Series 2016-1, Class AA, 3.58%, 07/15/29	1,336	1,295,176
Series 2016-2, Class AA, 3.20%, 12/15/29	1,834	1,753,305
Series 2016-3, Class AA, 3.00%, 04/15/30(a)	1,789	1,694,974
Delta Air Lines Inc.
4.38%, 04/19/28(a)	2,515	2,497,187
4.95%, 07/10/28	4,405	4,426,865
Delta Air Lines Pass-Through Trust, Series 2020, Class AA, 2.00%, 12/10/29(a)	2,364	2,237,368
United Airlines Pass-Through Trust
Series 2016-1, Class AA, 3.10%, 01/07/30(a)	1,955	1,865,648
Series 2016-2, Class AA, 2.88%, 04/07/30(a)	1,880	1,772,322
		17,542,845
Auto Manufacturers — 4.2%
American Honda Finance Corp.
2.00%, 03/24/28	4,014	3,768,217
3.50%, 02/15/28(a)	2,620	2,562,995
4.55%, 03/03/28	2,545	2,549,323
4.70%, 01/12/28	3,045	3,062,615
5.13%, 07/07/28	4,310	4,390,055
5.65%, 11/15/28	4,578	4,736,400
Cummins Inc., 4.25%, 05/09/28(a)	1,370	1,371,832
Ford Motor Co., 6.63%, 10/01/28(a)	2,659	2,786,598
Ford Motor Credit Co. LLC
2.90%, 02/16/28	4,378	4,108,364
Security	Par (000)	Value
Auto Manufacturers (continued)
5.92%, 03/20/28	$4,580	$4,615,162
6.80%, 05/12/28	8,498	8,765,685
6.80%, 11/07/28	8,550	8,847,025
General Motors Co.
5.00%, 10/01/28(a)	4,322	4,357,902
5.35%, 04/15/28(a)	1,935	1,966,794
General Motors Financial Co. Inc.
2.40%, 04/10/28	5,668	5,350,518
2.40%, 10/15/28(a)	5,778	5,392,833
3.85%, 01/05/28(a)	2,422	2,373,319
5.05%, 04/04/28	4,380	4,424,680
5.80%, 06/23/28	7,640	7,855,588
6.00%, 01/09/28(a)	5,441	5,602,126
Honda Motor Co. Ltd., 4.44%, 07/08/28	5,375	5,368,456
PACCAR Financial Corp.
4.55%, 03/03/28	3,135	3,166,596
4.60%, 01/10/28(a)	1,438	1,452,045
4.95%, 08/10/28(a)	1,960	2,002,359
Toyota Motor Corp.
3.67%, 07/20/28(a)	1,599	1,583,111
5.12%, 07/13/28	2,846	2,914,212
Toyota Motor Credit Corp.
1.90%, 04/06/28	3,951	3,717,853
3.05%, 01/11/28	2,771	2,691,235
4.63%, 01/12/28(a)	5,825	5,872,585
5.25%, 09/11/28(a)	4,425	4,551,592
		122,208,075
Banks — 12.9%
Australia & New Zealand Banking Group Ltd/New York NY, Series A, 4.36%, 06/18/28	435	436,629
Banco Santander SA
3.80%, 02/23/28	5,536	5,434,371
4.38%, 04/12/28(a)	6,920	6,893,623
5.59%, 08/08/28(a)	8,590	8,857,921
6.61%, 11/07/28	6,975	7,412,223
Bank of Montreal
5.20%, 02/01/28	6,886	7,025,561
5.72%, 09/25/28	5,540	5,750,064
Bank of New York Mellon Corp. (The)
1.65%, 07/14/28(a)	2,380	2,215,108
3.00%, 10/30/28(a)	3,149	3,016,627
3.40%, 01/29/28	4,496	4,411,514
3.85%, 04/28/28(a)	4,834	4,807,620
Bank of Nova Scotia (The), 5.25%, 06/12/28	4,350	4,462,633
Barclays PLC
4.34%, 01/10/28	7,180	7,137,889
4.84%, 05/09/28(a)	11,060	11,084,250
Canadian Imperial Bank of Commerce
5.00%, 04/28/28	5,715	5,809,700
5.99%, 10/03/28	4,510	4,713,127
Capital One NA, 4.65%, 09/13/28	5,144	5,165,468
Citibank NA, 5.80%, 09/29/28(a)	14,040	14,621,888
Citigroup Inc.
4.13%, 07/25/28	11,621	11,521,738
6.63%, 01/15/28(a)	1,970	2,078,847
Commonwealth Bank of Australia/New York, 4.42%, 03/14/28	2,275	2,286,829
Cooperatieve Rabobank UA/NY, 4.88%, 01/21/28	3,702	3,761,717
Fifth Third Bancorp, 3.95%, 03/14/28	3,954	3,906,286
First-Citizens Bank & Trust Co., 6.13%, 03/09/28(a)	2,600	2,689,108
HSBC USA Inc., 4.65%, 06/03/28	2,450	2,461,483

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® iBonds® Dec 2028 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
ING Groep NV, 4.55%, 10/02/28	$7,050	$7,063,536
KeyBank NA/Cleveland OH, 6.95%, 02/01/28	1,425	1,494,582
KeyCorp, 4.10%, 04/30/28	4,623	4,583,033
Lloyds Banking Group PLC
4.38%, 03/22/28	8,640	8,605,925
4.55%, 08/16/28(a)	7,115	7,122,880
Manufacturers & Traders Trust Co., 4.70%, 01/27/28	6,150	6,184,307
Mitsubishi UFJ Financial Group Inc.
3.96%, 03/02/28	6,861	6,796,239
4.05%, 09/11/28(a)	5,393	5,346,636
Mizuho Financial Group Inc., 4.02%, 03/05/28(a)	6,664	6,612,198
Morgan Stanley, 3.59%, 07/22/28(b)	16,363	16,072,135
National Australia Bank Ltd./New York
4.31%, 06/13/28	920	922,250
4.90%, 06/13/28(a)	5,740	5,847,195
4.94%, 01/12/28	5,888	5,989,359
Northern Trust Corp., 3.65%, 08/03/28(a)	3,052	3,003,498
PNC Bank NA
3.25%, 01/22/28	4,215	4,110,901
4.05%, 07/26/28	7,150	7,078,612
Regions Financial Corp., 1.80%, 08/12/28	4,063	3,756,826
Royal Bank of Canada
4.90%, 01/12/28(a)	4,520	4,582,815
5.20%, 08/01/28	6,245	6,398,629
State Street Corp., 4.54%, 02/28/28	7,505	7,558,305
Sumitomo Mitsui Financial Group Inc.
1.90%, 09/17/28	11,331	10,485,651
3.54%, 01/17/28	4,016	3,938,181
3.94%, 07/19/28	3,951	3,911,903
4.31%, 10/16/28(a)	3,555	3,542,399
5.52%, 01/13/28	10,054	10,320,651
5.72%, 09/14/28	6,250	6,474,781
5.80%, 07/13/28	4,500	4,675,954
Synovus Bank, 5.63%, 02/15/28	2,340	2,368,294
Toronto-Dominion Bank (The)
4.57%, 06/02/28	3,485	3,500,807
4.86%, 01/31/28	4,660	4,706,737
5.16%, 01/10/28	8,013	8,151,276
5.52%, 07/17/28	7,030	7,247,532
U.S. Bancorp, 3.90%, 04/26/28	5,760	5,708,044
UBS AG/London, 5.65%, 09/11/28	9,025	9,364,465
UBS AG/Stamford CT, 7.50%, 02/15/28	13,949	14,986,732
Westpac Banking Corp.
1.95%, 11/20/28	7,408	6,888,090
3.40%, 01/25/28(a)	5,561	5,463,406
5.54%, 11/17/28	7,110	7,393,760
		376,220,748
Beverages — 1.3%
Coca-Cola Co. (The)
1.00%, 03/15/28(a)	6,864	6,347,572
1.50%, 03/05/28(a)	4,147	3,894,154
Constellation Brands Inc.
3.60%, 02/15/28	3,899	3,821,424
4.65%, 11/15/28(a)	2,860	2,871,488
Diageo Capital PLC, 3.88%, 05/18/28(a)	2,580	2,557,234
Keurig Dr Pepper Inc.
4.35%, 05/15/28	2,630	2,624,561
4.60%, 05/25/28(a)	6,280	6,306,833
PepsiCo Inc.
3.60%, 02/18/28	4,827	4,770,445
Security	Par (000)	Value
Beverages (continued)
4.45%, 02/07/28(a)	$3,580	$3,609,218
4.45%, 05/15/28	2,310	2,332,667
		39,135,596
Biotechnology — 0.9%
Amgen Inc.
1.65%, 08/15/28	7,185	6,633,080
5.15%, 03/02/28	20,465	20,839,488
		27,472,568
Building Materials — 0.5%
Amrize Finance US LLC, 4.70%, 04/07/28(c)	1,590	1,598,033
Lennox International Inc., 5.50%, 09/15/28	3,180	3,265,562
Masco Corp., 1.50%, 02/15/28	3,625	3,358,225
Mohawk Industries Inc., 5.85%, 09/18/28	1,795	1,861,695
Trane Technologies Global Holding Co. Ltd., 3.75%, 08/21/28	3,317	3,267,896
		13,351,411
Chemicals — 1.5%
Air Products and Chemicals Inc., 4.30%, 06/11/28(a)	2,125	2,126,241
Dow Chemical Co. (The), 4.80%, 11/30/28(a)	3,615	3,628,720
DuPont de Nemours Inc., 4.73%, 11/15/28	12,429	12,575,591
Eastman Chemical Co., 4.50%, 12/01/28(a)	3,179	3,174,257
Ecolab Inc.
4.30%, 06/15/28	845	846,509
5.25%, 01/15/28(a)	2,665	2,731,696
International Flavors & Fragrances Inc., 4.45%, 09/26/28(a)	2,752	2,737,518
Mosaic Co. (The), 5.38%, 11/15/28(a)	1,830	1,874,344
Nutrien Ltd., 4.90%, 03/27/28	4,396	4,445,285
PPG Industries Inc., 3.75%, 03/15/28(a)	4,457	4,390,436
Sherwin-Williams Co. (The)
4.30%, 08/15/28	2,700	2,696,245
4.55%, 03/01/28(a)	2,448	2,458,159
		43,685,001
Commercial Services — 0.9%
Automatic Data Processing Inc., 1.70%, 05/15/28	5,797	5,435,709
Block Financial LLC, 2.50%, 07/15/28	3,125	2,939,804
Cintas Corp. No. 2, 4.20%, 05/01/28	2,305	2,302,745
Equifax Inc., 5.10%, 06/01/28	4,050	4,111,813
Global Payments Inc., 4.45%, 06/01/28(a)	3,003	2,989,139
Moody's Corp., 3.25%, 01/15/28(a)	3,045	2,974,326
PayPal Holdings Inc., 4.45%, 03/06/28	770	773,425
S&P Global Inc., 4.75%, 08/01/28	3,675	3,716,478
UL Solutions Inc., 6.50%, 10/20/28(a)(c)	1,885	1,975,532
		27,218,971
Computers — 2.5%
Apple Inc.
1.20%, 02/08/28	12,114	11,290,517
1.40%, 08/05/28	11,580	10,709,891
4.00%, 05/10/28	7,520	7,515,835
4.00%, 05/12/28	5,915	5,914,914
Dell Inc., 7.10%, 04/15/28(a)	1,920	2,047,561
Dell International LLC/EMC Corp.
4.75%, 04/01/28	2,110	2,126,433
5.25%, 02/01/28(a)	6,290	6,420,874
DXC Technology Co., 2.38%, 09/15/28(a)	3,902	3,628,556
Hewlett Packard Enterprise Co., 5.25%, 07/01/28(a)	3,120	3,196,054
HP Inc., 4.75%, 01/15/28(a)	5,109	5,155,064

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® iBonds® Dec 2028 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Computers (continued)
International Business Machines Corp.
4.50%, 02/06/28	$5,750	$5,775,523
4.65%, 02/10/28	4,693	4,728,762
6.50%, 01/15/28	1,687	1,773,560
Kyndryl Holdings Inc., 2.70%, 10/15/28	2,722	2,563,629
		72,847,173
Cosmetics & Personal Care — 0.9%
Colgate-Palmolive Co., 4.60%, 03/01/28(a)	1,735	1,755,975
Estee Lauder Companies Inc. (The), 4.38%, 05/15/28	4,150	4,150,820
Kenvue Inc., 5.05%, 03/22/28	5,075	5,177,697
Procter & Gamble Co. (The), 3.95%, 01/26/28	3,185	3,180,727
Unilever Capital Corp.
3.50%, 03/22/28	6,982	6,865,953
4.88%, 09/08/28	4,080	4,155,610
		25,286,782
Distribution & Wholesale — 0.1%
LKQ Corp., 5.75%, 06/15/28	3,620	3,705,373
Diversified Financial Services — 4.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.00%, 10/29/28(a)	20,575	19,582,413
3.88%, 01/23/28	3,307	3,252,648
4.88%, 04/01/28	4,299	4,331,874
5.75%, 06/06/28(a)	5,740	5,914,289
Air Lease Corp.
2.10%, 09/01/28	3,019	2,809,534
4.63%, 10/01/28	2,997	3,003,519
5.30%, 02/01/28(a)	4,040	4,115,255
Ally Financial Inc., 2.20%, 11/02/28	4,552	4,200,963
Ameriprise Financial Inc., 5.70%, 12/15/28	3,645	3,792,474
Ares Management Corp., 6.38%, 11/10/28(a)	2,687	2,830,271
BGC Group Inc., 8.00%, 05/25/28	2,110	2,248,317
Brookfield Finance Inc., 3.90%, 01/25/28	6,003	5,912,537
Capital One Financial Corp., 3.80%, 01/31/28	8,422	8,296,760
Charles Schwab Corp. (The)
2.00%, 03/20/28(a)	6,954	6,567,791
3.20%, 01/25/28	3,785	3,692,674
CME Group Inc., 3.75%, 06/15/28	2,846	2,817,491
Intercontinental Exchange Inc.
3.63%, 09/01/28	5,690	5,569,194
3.75%, 09/21/28(a)	3,552	3,491,294
Jefferies Financial Group Inc., 5.88%, 07/21/28	5,443	5,628,142
Lazard Group LLC, 4.50%, 09/19/28(a)	3,171	3,155,577
LPL Holdings Inc.
4.90%, 04/03/28	1,415	1,423,423
6.75%, 11/17/28(a)	4,539	4,819,095
Marex Group PLC, 5.83%, 05/08/28(a)	2,085	2,106,859
Mastercard Inc.
3.50%, 02/26/28	2,534	2,495,146
4.10%, 01/15/28	3,340	3,337,712
4.55%, 03/15/28(a)	1,340	1,354,035
4.88%, 03/09/28	3,685	3,757,099
Nasdaq Inc., 5.35%, 06/28/28	5,236	5,375,631
Nomura Holdings Inc.
2.17%, 07/14/28	5,843	5,453,307
5.84%, 01/18/28	2,947	3,028,800
6.07%, 07/12/28	5,236	5,440,971
		139,805,095
Security	Par (000)	Value
Electric — 8.6%
AEP Texas Inc., 3.95%, 06/01/28	$3,003	$2,956,681
AES Corp. (The), 5.45%, 06/01/28	5,615	5,702,913
Ameren Corp., 1.75%, 03/15/28	2,861	2,670,806
Ameren Illinois Co., 3.80%, 05/15/28	2,523	2,492,870
American Electric Power Co. Inc., Series J, 4.30%, 12/01/28(a)	3,683	3,665,897
Atlantic City Electric Co., 4.00%, 10/15/28(a)	1,594	1,578,102
Berkshire Hathaway Energy Co., 3.25%, 04/15/28	4,058	3,955,096
Black Hills Corp., 5.95%, 03/15/28(a)	1,940	2,004,942
CenterPoint Energy Houston Electric LLC, 5.20%, 10/01/28	2,080	2,132,386
Commonwealth Edison Co., 3.70%, 08/15/28	3,335	3,276,927
Consolidated Edison Co. of New York Inc.
3.80%, 05/15/28(a)	1,636	1,618,228
Series D, 4.00%, 12/01/28	2,765	2,744,486
Constellation Energy Generation LLC, 5.60%, 03/01/28	4,200	4,325,974
Consumers Energy Co.
3.80%, 11/15/28	1,991	1,960,724
4.65%, 03/01/28	2,011	2,028,765
Dominion Energy Inc.
4.25%, 06/01/28	3,161	3,144,171
4.60%, 05/15/28	3,570	3,584,147
DTE Electric Co., Series A, 1.90%, 04/01/28	3,916	3,684,427
DTE Energy Co., 4.88%, 06/01/28(a)	4,785	4,836,325
Duke Energy Carolinas LLC
3.95%, 11/15/28(a)	3,669	3,637,752
Series A, 6.00%, 12/01/28	1,005	1,051,503
Duke Energy Corp., 4.30%, 03/15/28	5,105	5,096,442
Duke Energy Florida LLC, 3.80%, 07/15/28	3,297	3,261,519
Duke Energy Progress LLC, 3.70%, 09/01/28(a)	2,657	2,607,810
Edison International
4.13%, 03/15/28(a)	3,111	3,016,697
5.25%, 11/15/28(a)	3,300	3,277,895
Enel Chile SA, 4.88%, 06/12/28	4,486	4,511,951
Entergy Arkansas LLC, 4.00%, 06/01/28	2,097	2,084,725
Entergy Corp., 1.90%, 06/15/28	3,651	3,412,948
Entergy Louisiana LLC, 3.25%, 04/01/28	2,601	2,531,403
Entergy Mississippi LLC, 2.85%, 06/01/28	2,240	2,154,877
Evergy Kansas Central Inc., 4.70%, 03/13/28	635	639,620
Eversource Energy
5.45%, 03/01/28(a)	7,285	7,444,503
Series M, 3.30%, 01/15/28	2,605	2,532,062
Exelon Corp., 5.15%, 03/15/28	5,995	6,096,711
Florida Power & Light Co.
4.40%, 05/15/28	4,100	4,114,711
5.05%, 04/01/28	5,520	5,631,258
Georgia Power Co., 4.65%, 05/16/28(a)	4,400	4,437,484
Indiana Michigan Power Co., 3.85%, 05/15/28(a)	1,651	1,627,383
Interstate Power & Light Co., 4.10%, 09/26/28	3,600	3,561,183
Mississippi Power Co., 3.95%, 03/30/28	1,575	1,562,208
National Grid PLC, 5.60%, 06/12/28	4,195	4,316,019
National Rural Utilities Cooperative Finance Corp.
3.40%, 02/07/28	3,959	3,866,987
3.90%, 11/01/28(a)	2,288	2,252,313
4.75%, 02/07/28	1,315	1,326,452
4.80%, 03/15/28(a)	3,352	3,392,463
5.05%, 09/15/28	2,195	2,238,291
NextEra Energy Capital Holdings Inc.
1.90%, 06/15/28	8,505	7,951,138
4.85%, 02/04/28	3,985	4,027,229

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® iBonds® Dec 2028 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
4.90%, 02/28/28	$6,960	$7,034,899
Oklahoma Gas & Electric Co., 3.80%, 08/15/28(a)	2,051	2,015,034
Oncor Electric Delivery Co. LLC
3.70%, 11/15/28	3,730	3,651,236
4.30%, 05/15/28	2,055	2,051,211
Pacific Gas and Electric Co.
3.00%, 06/15/28	4,052	3,850,701
3.75%, 07/01/28	4,887	4,742,589
4.65%, 08/01/28(a)	1,783	1,769,901
5.00%, 06/04/28	2,760	2,774,778
Pinnacle West Capital Corp., 4.90%, 05/15/28	2,850	2,875,951
Public Service Co. of Colorado, 3.70%, 06/15/28	1,790	1,762,894
Public Service Co. of New Hampshire, 4.40%, 07/01/28(a)	1,625	1,629,456
Public Service Electric & Gas Co.
3.65%, 09/01/28(a)	1,720	1,688,805
3.70%, 05/01/28	1,470	1,451,922
Public Service Enterprise Group Inc., 5.88%, 10/15/28(a)	3,555	3,698,259
Puget Energy Inc., 2.38%, 06/15/28	2,907	2,731,802
San Diego Gas & Electric Co., 4.95%, 08/15/28(a)	3,645	3,709,779
Sempra, 3.40%, 02/01/28	5,452	5,302,600
Southern California Edison Co.
5.30%, 03/01/28(a)	4,425	4,474,607
5.65%, 10/01/28	3,095	3,166,152
Series B, 3.65%, 03/01/28(a)	1,921	1,871,004
Southern Co. (The)
4.85%, 06/15/28	4,581	4,640,264
Series 21-B, 1.75%, 03/15/28	2,385	2,228,433
Southwestern Electric Power Co., Series M, 4.10%, 09/15/28	3,148	3,112,179
System Energy Resources Inc., 6.00%, 04/15/28(a)	1,940	2,008,567
Virginia Electric & Power Co., Series A, 3.80%, 04/01/28(a)	4,152	4,108,595
WEC Energy Group Inc.
2.20%, 12/15/28	2,814	2,616,579
4.75%, 01/15/28	2,464	2,482,596
Wisconsin Electric Power Co., 1.70%, 06/15/28(a)	705	658,273
Xcel Energy Inc.
4.00%, 06/15/28	4,080	4,039,270
4.75%, 03/21/28	1,760	1,771,273
		251,947,013
Electronics — 1.0%
Amphenol Corp., 4.38%, 06/12/28	2,210	2,214,370
Arrow Electronics Inc., 3.88%, 01/12/28	3,116	3,051,990
Avnet Inc., 6.25%, 03/15/28	3,058	3,171,191
Flex Ltd., 6.00%, 01/15/28	2,495	2,564,515
Honeywell International Inc., 4.95%, 02/15/28	2,989	3,041,277
Hubbell Inc., 3.50%, 02/15/28(a)	2,735	2,676,168
Jabil Inc., 3.95%, 01/12/28(a)	2,884	2,843,644
TD SYNNEX Corp., 2.38%, 08/09/28(a)	2,890	2,703,084
Trimble Inc., 4.90%, 06/15/28	3,984	4,025,258
Vontier Corp., 2.40%, 04/01/28	3,143	2,953,820
		29,245,317
Engineering & Construction — 0.1%
Jacobs Engineering Group Inc., 6.35%, 08/18/28	3,391	3,547,514
Environmental Control — 0.7%
Republic Services Inc., 3.95%, 05/15/28	4,718	4,680,237
Veralto Corp., 5.35%, 09/18/28	4,095	4,198,433
Security	Par (000)	Value
Environmental Control (continued)
Waste Connections Inc., 4.25%, 12/01/28	$2,788	$2,783,950
Waste Management Inc.
1.15%, 03/15/28(a)	3,107	2,875,417
4.50%, 03/15/28	5,707	5,740,619
		20,278,656
Food — 1.6%
Conagra Brands Inc.
4.85%, 11/01/28	7,586	7,615,647
7.00%, 10/01/28	1,972	2,097,922
General Mills Inc.
4.20%, 04/17/28(a)	7,852	7,816,493
5.50%, 10/17/28(a)	3,000	3,094,286
Hershey Co. (The)
4.25%, 05/04/28(a)	2,028	2,035,488
4.55%, 02/24/28	1,480	1,494,334
Hormel Foods Corp., 1.70%, 06/03/28	4,610	4,299,522
J.M. Smucker Co. (The), 5.90%, 11/15/28(a)	4,560	4,764,935
Kellanova, 4.30%, 05/15/28	3,347	3,353,844
Mondelez International Inc.
4.13%, 05/07/28(a)	2,545	2,532,264
4.25%, 05/06/28	2,295	2,287,744
The Campbell's Co., 4.15%, 03/15/28	5,593	5,555,239
		46,947,718
Forest Products & Paper — 0.1%
Suzano Austria GmbH, 2.50%, 09/15/28	2,895	2,685,171
Gas — 0.6%
CenterPoint Energy Resources Corp.
4.00%, 04/01/28	1,895	1,874,450
5.25%, 03/01/28(a)	4,920	5,028,959
National Fuel Gas Co., 4.75%, 09/01/28(a)	1,427	1,421,410
NiSource Inc., 5.25%, 03/30/28(a)	6,134	6,259,057
Southwest Gas Corp.
3.70%, 04/01/28(a)	1,443	1,410,534
5.45%, 03/23/28(a)	1,970	2,014,124
		18,008,534
Hand & Machine Tools — 0.2%
Kennametal Inc., 4.63%, 06/15/28(a)	1,301	1,300,844
Stanley Black & Decker Inc.
4.25%, 11/15/28	3,216	3,194,842
6.00%, 03/06/28	2,318	2,400,002
		6,895,688
Health Care - Products — 1.4%
Abbott Laboratories, 1.15%, 01/30/28	3,640	3,394,376
Baxter International Inc., 2.27%, 12/01/28	7,115	6,610,954
Boston Scientific Corp., 4.00%, 03/01/28	1,790	1,781,429
Edwards Lifesciences Corp., 4.30%, 06/15/28(a)	3,582	3,573,896
Medtronic Global Holdings SCA, 4.25%, 03/30/28	5,605	5,604,293
Revvity Inc., 1.90%, 09/15/28(a)	3,110	2,865,172
Stryker Corp.
3.65%, 03/07/28	3,510	3,456,831
4.70%, 02/10/28	4,060	4,097,094
4.85%, 12/08/28	3,455	3,511,692
Thermo Fisher Scientific Inc., 1.75%, 10/15/28	3,905	3,612,163
Zimmer Biomet Holdings Inc., 5.35%, 12/01/28(a)	3,060	3,145,149
		41,653,049
Health Care - Services — 3.1%
Advocate Health & Hospitals Corp., 3.83%, 08/15/28(a)	515	508,021

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® iBonds® Dec 2028 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
Bon Secours Mercy Health Inc., Series 2018, 4.30%, 07/01/28	$1,268	$1,265,993
Centene Corp., 2.45%, 07/15/28	12,678	11,567,236
CHRISTUS Health, Series C, 4.34%, 07/01/28	1,449	1,440,769
Cigna Group (The), 4.38%, 10/15/28	20,975	20,908,374
Elevance Health Inc., 4.10%, 03/01/28(a)	6,976	6,921,940
HCA Inc.
5.00%, 03/01/28(a)	2,235	2,259,596
5.20%, 06/01/28	6,270	6,377,433
5.63%, 09/01/28	8,796	9,016,370
Humana Inc.
5.75%, 03/01/28	2,508	2,577,471
5.75%, 12/01/28(a)	2,520	2,609,407
IQVIA Inc., 5.70%, 05/15/28	4,580	4,690,985
SSM Health Care Corp., 4.89%, 06/01/28(a)	660	667,538
Sutter Health, Series 2018, 3.70%, 08/15/28(a)	485	476,065
UnitedHealth Group Inc.
3.85%, 06/15/28(a)	6,501	6,411,513
3.88%, 12/15/28	5,167	5,075,613
4.40%, 06/15/28	1,870	1,870,196
5.25%, 02/15/28(a)	5,170	5,282,692
		89,927,212
Holding Companies - Diversified — 1.8%
Ares Capital Corp., 2.88%, 06/15/28	7,292	6,891,714
Ares Strategic Income Fund
5.45%, 09/09/28(c)	3,030	3,021,467
5.70%, 03/15/28	5,800	5,829,216
Blackstone Private Credit Fund, 7.30%, 11/27/28	3,685	3,913,396
Blackstone Secured Lending Fund
2.85%, 09/30/28	3,967	3,714,882
5.35%, 04/13/28(a)	3,725	3,754,226
Blue Owl Capital Corp., 2.88%, 06/11/28	4,195	3,913,632
Blue Owl Credit Income Corp., 7.95%, 06/13/28	3,852	4,079,349
Blue Owl Technology Finance Corp., 6.10%, 03/15/28(c)	3,815	3,837,312
FS KKR Capital Corp., 3.13%, 10/12/28	3,775	3,481,817
Goldman Sachs Private Credit Corp., 5.88%, 05/06/28(a)(c)	1,970	1,985,001
Golub Capital BDC Inc., 7.05%, 12/05/28	2,655	2,785,135
Golub Capital Private Credit Fund, 5.45%, 08/15/28	2,220	2,212,336
Oaktree Strategic Credit Fund, 8.40%, 11/14/28	2,065	2,223,880
Sixth Street Specialty Lending Inc., 6.95%, 08/14/28	1,943	2,038,510
		53,681,873
Home Builders — 0.1%
Toll Brothers Finance Corp., 4.35%, 02/15/28(a)	2,455	2,443,554
Household Products & Wares — 0.3%
Avery Dennison Corp., 4.88%, 12/06/28	2,923	2,951,140
Clorox Co. (The), 3.90%, 05/15/28	2,939	2,908,732
Kimberly-Clark Corp., 3.95%, 11/01/28	2,990	2,969,645
		8,829,517
Insurance — 1.8%
Aon Corp., 4.50%, 12/15/28(a)	2,124	2,128,490
Assurant Inc., 4.90%, 03/27/28(a)	1,730	1,741,034
Assured Guaranty U.S. Holdings Inc., 6.13%, 09/15/28	2,219	2,319,832
Athene Holding Ltd., 4.13%, 01/12/28	5,700	5,646,507
Brown & Brown Inc., 4.70%, 06/23/28	2,825	2,832,583
Security	Par (000)	Value
Insurance (continued)
Cincinnati Financial Corp., 6.92%, 05/15/28(a)	$2,140	$2,284,567
Equitable Holdings Inc., 4.35%, 04/20/28	8,610	8,573,172
F&G Annuities & Life Inc., 7.40%, 01/13/28	3,059	3,201,485
Fairfax Financial Holdings Ltd., 4.85%, 04/17/28	2,742	2,758,176
Fidelity National Financial Inc., 4.50%, 08/15/28	3,004	2,989,044
Globe Life Inc., 4.55%, 09/15/28	3,534	3,535,732
Horace Mann Educators Corp., 7.25%, 09/15/28	1,720	1,834,458
Lincoln National Corp., 3.80%, 03/01/28(a)	1,969	1,929,261
MGIC Investment Corp., 5.25%, 08/15/28	3,695	3,690,804
Prudential Financial Inc., 3.88%, 03/27/28	2,295	2,274,820
Willis North America Inc., 4.50%, 09/15/28	3,485	3,490,042
		51,230,007
Internet — 1.8%
Amazon.com Inc., 1.65%, 05/12/28	12,455	11,663,966
Baidu Inc.
4.38%, 03/29/28(a)	610	609,230
4.88%, 11/14/28	920	932,130
Booking Holdings Inc., 3.55%, 03/15/28	2,974	2,915,450
Expedia Group Inc., 3.80%, 02/15/28(a)	5,742	5,645,030
Meta Platforms Inc., 4.60%, 05/15/28	8,650	8,762,257
Netflix Inc.
4.88%, 04/15/28	9,265	9,411,283
5.88%, 11/15/28(a)	10,612	11,129,733
		51,069,079
Iron & Steel — 0.1%
Nucor Corp., 3.95%, 05/01/28	3,030	3,000,705
Leisure Time — 0.1%
Royal Caribbean Cruises Ltd., 3.70%, 03/15/28(a)	2,415	2,351,428
Lodging — 1.0%
Hyatt Hotels Corp.
4.38%, 09/15/28(a)	2,483	2,463,104
5.05%, 03/30/28	2,360	2,384,510
Las Vegas Sands Corp., 5.63%, 06/15/28	5,260	5,342,997
Marriott International Inc./MD
5.55%, 10/15/28	4,195	4,330,173
Series AA, 4.65%, 12/01/28(a)	1,798	1,805,232
Series X, 4.00%, 04/15/28	2,871	2,839,546
Sands China Ltd., 5.40%, 08/08/28	9,595	9,701,732
		28,867,294
Machinery — 2.3%
ABB Finance USA Inc., 3.80%, 04/03/28(a)	1,094	1,091,709
Caterpillar Financial Services Corp., 4.40%, 03/03/28	2,305	2,315,154
CNH Industrial Capital LLC
4.55%, 04/10/28	3,472	3,477,533
4.75%, 03/21/28	1,940	1,948,278
Ingersoll Rand Inc., 5.40%, 08/14/28(a)	3,020	3,097,741
John Deere Capital Corp.
1.50%, 03/06/28	2,281	2,129,089
3.05%, 01/06/28	1,616	1,574,350
4.65%, 01/07/28	2,225	2,250,193
4.75%, 01/20/28(a)	5,670	5,740,593
4.90%, 03/03/28	3,085	3,135,743
4.95%, 07/14/28(a)	8,275	8,462,591
Series I, 4.25%, 06/05/28	3,875	3,881,131
Nordson Corp., 5.60%, 09/15/28	2,160	2,221,802
nVent Finance SARL, 4.55%, 04/15/28	2,774	2,756,894
Oshkosh Corp., 4.60%, 05/15/28(a)	1,949	1,952,710
Otis Worldwide Corp., 5.25%, 08/16/28	4,485	4,586,980

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® iBonds® Dec 2028 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Machinery (continued)
Regal Rexnord Corp., 6.05%, 04/15/28	$6,930	$7,129,662
Westinghouse Air Brake Technologies Corp., 4.70%, 09/15/28	7,158	7,195,492
Xylem Inc./New York, 1.95%, 01/30/28	2,908	2,750,111
		67,697,756
Manufacturing — 0.4%
3M Co., 3.63%, 09/14/28(a)	2,899	2,839,357
Eaton Corp., 4.35%, 05/18/28	3,138	3,145,053
Teledyne Technologies Inc., 2.25%, 04/01/28	4,381	4,149,181
Textron Inc., 3.38%, 03/01/28	1,775	1,726,722
		11,860,313
Media — 2.0%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.75%, 02/15/28	5,973	5,840,645
4.20%, 03/15/28	7,105	7,026,988
Comcast Corp.
3.15%, 02/15/28	9,280	9,022,565
3.55%, 05/01/28	5,689	5,571,615
4.15%, 10/15/28	21,671	21,540,317
Paramount Global
3.38%, 02/15/28	1,483	1,433,361
3.70%, 06/01/28	1,563	1,514,811
TCI Communications Inc., 7.13%, 02/15/28	1,809	1,927,399
Walt Disney Co. (The), 2.20%, 01/13/28	5,798	5,538,182
		59,415,883
Metal Fabricate & Hardware — 0.1%
Timken Co. (The), 4.50%, 12/15/28(a)	2,473	2,468,895
Mining — 0.9%
AngloGold Ashanti Holdings PLC, 3.38%, 11/01/28	4,231	4,045,839
BHP Billiton Finance USA Ltd.
4.75%, 02/28/28(a)	5,282	5,338,945
5.10%, 09/08/28	4,018	4,107,538
Freeport-McMoRan Inc.
4.13%, 03/01/28	2,820	2,776,923
4.38%, 08/01/28	2,527	2,502,503
Rio Tinto Finance USA Ltd., 7.13%, 07/15/28	4,250	4,577,542
Rio Tinto Finance USA PLC, 4.50%, 03/14/28(a)	3,110	3,123,104
		26,472,394
Office & Business Equipment — 0.2%
CDW LLC/CDW Finance Corp.
3.28%, 12/01/28	3,120	2,979,607
4.25%, 04/01/28	3,927	3,888,598
		6,868,205
Oil & Gas — 2.9%
BP Capital Markets America Inc.
3.94%, 09/21/28	5,552	5,486,580
4.23%, 11/06/28	11,211	11,173,373
BP Capital Markets PLC, 3.72%, 11/28/28	4,453	4,366,316
Chevron USA Inc.
3.85%, 01/15/28	3,021	3,004,764
4.48%, 02/26/28	4,530	4,564,327
Continental Resources Inc./OK, 4.38%, 01/15/28	5,957	5,862,306
Devon Energy Corp., 5.88%, 06/15/28(a)	1,559	1,559,101
EOG Resources Inc., 4.40%, 07/15/28(a)	2,750	2,757,785
EQT Corp., 5.70%, 04/01/28	3,145	3,234,557
HF Sinclair Corp., 5.00%, 02/01/28	3,300	3,294,213
Marathon Petroleum Corp., 3.80%, 04/01/28	2,952	2,900,456
Occidental Petroleum Corp., 6.38%, 09/01/28	3,634	3,765,594
Security	Par (000)	Value
Oil & Gas (continued)
Ovintiv Inc., 5.65%, 05/15/28(a)	$4,270	$4,375,953
Patterson-UTI Energy Inc., 3.95%, 02/01/28	2,885	2,792,326
Phillips 66, 3.90%, 03/15/28	4,555	4,493,922
Phillips 66 Co., 3.75%, 03/01/28	2,369	2,327,420
Shell International Finance BV, 3.88%, 11/13/28(a)	8,965	8,885,773
TotalEnergies Capital SA, 3.88%, 10/11/28(a)	5,866	5,813,749
Valero Energy Corp., 4.35%, 06/01/28	3,539	3,529,447
Woodside Finance Ltd., 4.90%, 05/19/28(a)	175	175,669
		84,363,631
Packaging & Containers — 0.5%
Amcor Finance USA Inc., 4.50%, 05/15/28(a)	2,817	2,811,818
Amcor Flexibles North America Inc., 4.80%, 03/17/28(a)(c)	3,215	3,232,466
Berry Global Inc., 5.50%, 04/15/28(a)	2,670	2,732,989
WRKCo Inc.
3.90%, 06/01/28	3,004	2,958,669
4.00%, 03/15/28	3,426	3,384,073
		15,120,015
Pharmaceuticals — 5.6%
AbbVie Inc.
4.25%, 11/14/28(a)	9,620	9,625,865
4.65%, 03/15/28	7,120	7,183,625
Astrazeneca Finance LLC
1.75%, 05/28/28	7,499	7,019,722
4.88%, 03/03/28	6,886	6,996,983
Becton Dickinson & Co., 4.69%, 02/13/28(a)	4,743	4,780,560
Bristol-Myers Squibb Co., 3.90%, 02/20/28	8,395	8,329,934
CVS Health Corp., 4.30%, 03/25/28(a)	27,198	27,009,779
Eli Lilly & Co., 4.55%, 02/12/28	4,380	4,422,789
GlaxoSmithKline Capital Inc., 3.88%, 05/15/28(a)	9,776	9,695,102
Johnson & Johnson
2.90%, 01/15/28(a)	8,231	8,018,200
4.55%, 03/01/28(a)	3,682	3,730,377
McKesson Corp.
3.95%, 02/16/28(a)	2,251	2,228,736
4.90%, 07/15/28	2,509	2,548,900
Merck & Co. Inc.
1.90%, 12/10/28	6,477	6,013,353
4.05%, 05/17/28	2,040	2,037,576
Merck Sharp & Dohme Corp., 5.95%, 12/01/28(a)	2,298	2,418,882
Mylan Inc., 4.55%, 04/15/28(a)	4,068	4,018,786
Pfizer Inc., 3.60%, 09/15/28(a)	5,128	5,050,195
Pfizer Investment Enterprises Pte Ltd., 4.45%, 05/19/28(a)	22,100	22,206,052
Pharmacia LLC, 6.60%, 12/01/28	3,710	3,958,694
Sanofi SA, 3.63%, 06/19/28(a)	5,003	4,935,539
Takeda Pharmaceutical Co. Ltd., 5.00%, 11/26/28(a)	9,582	9,712,635
Zoetis Inc., 3.90%, 08/20/28	3,126	3,096,470
		165,038,754
Pipelines — 3.5%
Cheniere Energy Inc., 4.63%, 10/15/28	8,255	8,214,008
Enbridge Inc.
4.60%, 06/20/28(a)	2,170	2,178,344
6.00%, 11/15/28(a)	4,265	4,461,677
Energy Transfer LP
4.95%, 05/15/28	4,627	4,677,407
4.95%, 06/15/28	5,844	5,905,290
5.55%, 02/15/28	5,438	5,573,358
6.10%, 12/01/28	2,855	2,986,163

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® iBonds® Dec 2028 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
Enterprise Products Operating LLC
4.15%, 10/16/28	$5,800	$5,769,165
4.30%, 06/20/28	2,730	2,726,831
Kinder Morgan Inc., 4.30%, 03/01/28	7,147	7,125,582
MPLX LP, 4.00%, 03/15/28	6,873	6,779,884
ONEOK Inc.
4.55%, 07/15/28	4,558	4,562,724
5.65%, 11/01/28	4,265	4,400,078
Sabine Pass Liquefaction LLC, 4.20%, 03/15/28	7,725	7,663,141
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.00%, 01/15/28	4,080	4,075,073
Tennessee Gas Pipeline Co. LLC, 7.00%, 10/15/28	2,433	2,601,123
TransCanada PipeLines Ltd., 4.25%, 05/15/28	7,851	7,800,829
Transcontinental Gas Pipe Line Co. LLC, 4.00%, 03/15/28	2,390	2,360,708
Valero Energy Partners LP, 4.50%, 03/15/28	2,503	2,503,014
Western Midstream Operating LP
4.50%, 03/01/28	2,093	2,077,373
4.75%, 08/15/28	2,070	2,062,971
Williams Companies Inc. (The), 5.30%, 08/15/28(a)	4,985	5,104,533
		101,609,276
Real Estate — 0.1%
Jones Lang LaSalle Inc., 6.88%, 12/01/28	2,325	2,484,519
Real Estate Investment Trusts — 6.1%
Agree LP, 2.00%, 06/15/28(a)	2,132	1,992,642
Alexandria Real Estate Equities Inc., 3.95%, 01/15/28	2,595	2,558,135
American Homes 4 Rent LP, 4.25%, 02/15/28	2,962	2,936,572
American Tower Corp.
1.50%, 01/31/28	3,759	3,497,259
3.60%, 01/15/28	3,821	3,747,915
5.25%, 07/15/28(a)	3,760	3,844,731
5.50%, 03/15/28	4,134	4,237,430
5.80%, 11/15/28	4,400	4,565,978
AvalonBay Communities Inc.
1.90%, 12/01/28	2,180	2,019,427
3.20%, 01/15/28	2,702	2,630,376
Boston Properties LP, 4.50%, 12/01/28(a)	5,629	5,575,056
Brixmor Operating Partnership LP, 2.25%, 04/01/28(a)	2,039	1,922,524
Camden Property Trust, 4.10%, 10/15/28(a)	2,482	2,466,832
Crown Castle Inc.
3.80%, 02/15/28	5,753	5,637,523
4.80%, 09/01/28(a)	3,475	3,490,476
5.00%, 01/11/28	5,760	5,808,092
CubeSmart LP, 2.25%, 12/15/28(a)	3,280	3,046,796
Digital Realty Trust LP
4.45%, 07/15/28	3,667	3,670,197
5.55%, 01/15/28	5,109	5,227,420
DOC DR LLC, 3.95%, 01/15/28	1,890	1,867,096
EPR Properties, 4.95%, 04/15/28	1,352	1,351,365
Equinix Inc.
1.55%, 03/15/28	4,162	3,866,110
2.00%, 05/15/28(a)	2,470	2,309,685
ERP Operating LP
3.50%, 03/01/28	3,046	2,983,255
4.15%, 12/01/28	2,246	2,234,655
Essex Portfolio LP, 1.70%, 03/01/28	2,697	2,511,671
Extra Space Storage LP, 5.70%, 04/01/28	4,665	4,795,133
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Federal Realty OP LP, 5.38%, 05/01/28	$1,870	$1,909,455
GLP Capital LP/GLP Financing II Inc., 5.75%, 06/01/28	3,265	3,334,658
Healthpeak OP LLC, 2.13%, 12/01/28	3,084	2,855,188
Highwoods Realty LP, 4.13%, 03/15/28	1,204	1,177,731
Invitation Homes Operating Partnership LP, 2.30%, 11/15/28	3,515	3,285,417
Kilroy Realty LP, 4.75%, 12/15/28	2,616	2,589,806
Kimco Realty OP LLC, 1.90%, 03/01/28	2,434	2,290,621
LXP Industrial Trust, 6.75%, 11/15/28	1,813	1,913,967
Mid-America Apartments LP, 4.20%, 06/15/28	2,404	2,392,561
NNN REIT Inc., 4.30%, 10/15/28	2,068	2,053,078
Omega Healthcare Investors Inc., 4.75%, 01/15/28(a)	3,253	3,263,129
Piedmont Operating Partnership LP, 9.25%, 07/20/28(a)	2,205	2,431,387
Prologis LP
3.88%, 09/15/28	2,315	2,284,780
4.00%, 09/15/28	2,423	2,398,504
4.88%, 06/15/28(a)	4,293	4,360,301
Public Storage Operating Co.
1.85%, 05/01/28	3,803	3,561,341
1.95%, 11/09/28	3,246	3,014,392
Realty Income Corp.
2.10%, 03/15/28	2,450	2,316,605
2.20%, 06/15/28(a)	2,930	2,760,104
3.40%, 01/15/28	3,046	2,978,422
3.65%, 01/15/28(a)	2,686	2,642,862
4.70%, 12/15/28(a)	2,330	2,349,691
Regency Centers LP, 4.13%, 03/15/28(a)	2,050	2,035,596
Rexford Industrial Realty LP, 5.00%, 06/15/28	1,635	1,649,106
Simon Property Group LP, 1.75%, 02/01/28	4,697	4,417,252
Store Capital LLC, 4.50%, 03/15/28	2,408	2,376,603
Sun Communities Operating LP, 2.30%, 11/01/28(a)	2,407	2,243,102
UDR Inc., 3.50%, 01/15/28	1,315	1,285,479
Ventas Realty LP, 4.00%, 03/01/28	3,670	3,622,199
VICI Properties LP
4.75%, 02/15/28	8,025	8,059,398
4.75%, 04/01/28(a)	675	678,915
Welltower OP LLC, 4.25%, 04/15/28(a)	4,425	4,416,725
		179,742,726
Retail — 3.0%
AutoNation Inc., 1.95%, 08/01/28	2,621	2,431,059
AutoZone Inc.
4.50%, 02/01/28(a)	2,435	2,442,510
6.25%, 11/01/28	3,240	3,416,769
Best Buy Co. Inc., 4.45%, 10/01/28(a)	3,166	3,163,240
Dollar General Corp.
4.13%, 05/01/28	2,308	2,284,038
5.20%, 07/05/28	2,669	2,714,897
Dollar Tree Inc., 4.20%, 05/15/28	7,275	7,205,709
Genuine Parts Co., 6.50%, 11/01/28	2,560	2,708,524
Home Depot Inc. (The)
0.90%, 03/15/28	2,498	2,300,305
1.50%, 09/15/28(a)	5,605	5,172,493
3.90%, 12/06/28	6,078	6,035,291
Lowe's Companies Inc.
1.30%, 04/15/28	5,852	5,407,436
1.70%, 09/15/28	5,521	5,091,790

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® iBonds® Dec 2028 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
McDonald's Corp.
3.80%, 04/01/28(a)	$5,895	$5,826,329
4.80%, 08/14/28(a)	3,544	3,595,509
O'Reilly Automotive Inc., 4.35%, 06/01/28	2,872	2,868,436
Starbucks Corp.
3.50%, 03/01/28	3,586	3,512,058
4.00%, 11/15/28	4,555	4,506,159
4.50%, 05/15/28	1,935	1,941,136
Target Corp., 4.35%, 06/15/28	1,375	1,378,833
TJX Companies Inc. (The), 1.15%, 05/15/28	2,796	2,575,335
Walmart Inc.
3.70%, 06/26/28	7,958	7,887,828
3.90%, 04/15/28(a)	3,972	3,958,995
		88,424,679
Semiconductors — 2.9%
Advanced Micro Devices Inc., 4.32%, 03/24/28	2,725	2,734,456
Analog Devices Inc.
1.70%, 10/01/28(a)	4,540	4,193,855
4.25%, 06/15/28	4,580	4,578,215
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.50%, 01/15/28	4,585	4,486,248
Broadcom Inc.
1.95%, 02/15/28(c)	4,336	4,086,437
4.11%, 09/15/28(a)	6,826	6,766,720
4.15%, 02/15/28	5,015	4,986,833
4.80%, 04/15/28	4,545	4,594,699
Intel Corp.
1.60%, 08/12/28	5,720	5,244,925
4.88%, 02/10/28	10,128	10,201,117
Marvell Technology Inc.
2.45%, 04/15/28	4,353	4,135,431
4.88%, 06/22/28(a)	2,925	2,950,675
Microchip Technology Inc., 4.90%, 03/15/28	4,440	4,473,322
Micron Technology Inc., 5.38%, 04/15/28	4,075	4,177,220
NVIDIA Corp., 1.55%, 06/15/28	6,897	6,438,089
NXP BV/NXP Funding LLC, 5.55%, 12/01/28	2,942	3,029,986
Qualcomm Inc., 1.30%, 05/20/28(a)	5,232	4,853,101
Texas Instruments Inc., 4.60%, 02/15/28	4,077	4,123,386
		86,054,715
Shipbuilding — 0.1%
Huntington Ingalls Industries Inc., 2.04%, 08/16/28	3,422	3,172,977
Software — 3.0%
Adobe Inc., 4.75%, 01/17/28	3,785	3,838,583
Concentrix Corp., 6.60%, 08/02/28(a)	4,690	4,911,376
Fidelity National Information Services Inc., 1.65%, 03/01/28(a)	4,067	3,792,154
Fiserv Inc.
4.20%, 10/01/28	5,732	5,675,282
5.38%, 08/21/28	4,100	4,197,365
5.45%, 03/02/28(a)	5,149	5,261,658
Intuit Inc., 5.13%, 09/15/28	4,982	5,112,001
Oracle Corp.
2.30%, 03/25/28(a)	11,245	10,645,303
4.50%, 05/06/28(a)	4,525	4,535,818
4.80%, 08/03/28	8,418	8,507,854
Roper Technologies Inc., 4.20%, 09/15/28	4,755	4,719,991
Salesforce Inc.
1.50%, 07/15/28	5,641	5,244,750
3.70%, 04/11/28	8,235	8,152,407
Synopsys Inc., 4.65%, 04/01/28	4,605	4,636,896
Security	Par (000)	Value
Software (continued)
Take-Two Interactive Software Inc., 4.95%, 03/28/28	$4,860	$4,923,056
VMware LLC, 1.80%, 08/15/28	4,337	4,007,331
		88,161,825
Telecommunications — 3.5%
AT&T Inc.
1.65%, 02/01/28	12,525	11,725,740
4.10%, 02/15/28	9,425	9,357,025
British Telecommunications PLC, 5.13%, 12/04/28	3,895	3,961,430
Cisco Systems Inc., 4.55%, 02/24/28(a)	5,620	5,674,090
Motorola Solutions Inc., 4.60%, 02/23/28	4,045	4,061,089
Sprint Capital Corp., 6.88%, 11/15/28	13,698	14,644,003
T-Mobile USA Inc.
2.05%, 02/15/28	9,642	9,102,204
4.75%, 02/01/28	6,493	6,500,833
4.80%, 07/15/28	5,145	5,206,784
4.95%, 03/15/28	6,025	6,098,714
Verizon Communications Inc.
2.10%, 03/22/28	11,799	11,154,280
4.33%, 09/21/28(a)	15,269	15,249,609
Vodafone Group PLC, 4.38%, 05/30/28(a)	300	303,967
		103,039,768
Transportation — 1.6%
Canadian National Railway Co., 6.90%, 07/15/28(a)	2,849	3,049,644
Canadian Pacific Railway Co., 4.00%, 06/01/28	3,194	3,163,109
CH Robinson Worldwide Inc., 4.20%, 04/15/28	3,651	3,634,248
CSX Corp., 3.80%, 03/01/28	4,675	4,620,084
FedEx Corp.
3.40%, 02/15/28	1,983	1,927,963
3.40%, 02/15/28(a)(c)	65	63,420
Kirby Corp., 4.20%, 03/01/28	2,770	2,738,604
Norfolk Southern Corp., 3.80%, 08/01/28	3,811	3,756,111
Ryder System Inc.
5.25%, 06/01/28	3,930	4,015,970
5.65%, 03/01/28	3,065	3,156,268
6.30%, 12/01/28(a)	2,408	2,543,421
Union Pacific Corp., 3.95%, 09/10/28	6,412	6,356,195
Walmart Inc., 1.50%, 09/22/28(a)	6,916	6,392,632
		45,417,669
Trucking & Leasing — 0.1%
GATX Corp.
3.50%, 03/15/28(a)	1,912	1,863,120
4.55%, 11/07/28(a)	1,947	1,943,420
		3,806,540
Water — 0.2%
American Water Capital Corp., 3.75%, 09/01/28	3,666	3,607,801
United Utilities PLC, 6.88%, 08/15/28(a)	2,421	2,570,422
		6,178,223
Total Long-Term Investments — 98.3% (Cost: $2,849,315,318)		2,878,837,443
	Shares
Short-Term Securities
Money Market Funds — 4.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.44%(d)(e)(f)	122,559,819	122,608,842

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® iBonds® Dec 2028 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(d)(e)	15,740,000	$15,740,000
Total Short-Term Securities — 4.7% (Cost: $138,323,177)		138,348,842
Total Investments — 103.0% (Cost: $2,987,638,495)		3,017,186,285
Liabilities in Excess of Other Assets — (3.0)%		(88,840,142)
Net Assets — 100.0%		$2,928,346,143

(a)	All or a portion of this security is on loan.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/25	Shares Held at 07/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$111,007,094	$11,631,802 (a)	$—	$(494)	$(29,560)	$122,608,842	122,559,819	$273,565 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	6,260,000	9,480,000 (a)	—	—	—	15,740,000	15,740,000	268,833	—
				$(494)	$(29,560)	$138,348,842		$542,398	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® iBonds® Dec 2028 Term Corporate ETF

Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$2,878,837,443	$—	$2,878,837,443
Short-Term Securities
Money Market Funds	138,348,842	—	—	138,348,842
	$138,348,842	$2,878,837,443	$—	$3,017,186,285

Portfolio Abbreviation
REIT	Real Estate Investment Trust